RECENTLY ISSUED ACCOUNTING STANDARDS - ADDITIONAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss		$ 0.1
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Investment In Leased Vessel, Net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss		$ 0.1
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss			$ 0.5
Cumulative Effect, Period of Adoption, Adjustment | Other Current Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss			0.3
Cumulative Effect, Period of Adoption, Adjustment | Investment In Leased Vessel, Net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss			$ 0.2